LONG-TERM INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
LONG-TERM INVESTMENTS IN EQUITY INVESTEES

10     LONG-TERM INVESTMENTS IN EQUITY INVESTEES

As of December 31, 2024 and 2025, long-term investments in equity investees included the follows:

		As of December 31,
Investee	Note	2024	2025

DayOne	(i)	7,537,604	9,164,612
C-REIT	(ii)	—	484,591
ABS	(iii)	—	393,648
Others		6,951	9,497

		7,544,555	10,052,348

Notes:

(i)	With the Company’s equity interest in DayOne diluted to 35.6% and its losing control over DayOne, the Company deconsolidated DayOne on December 31, 2024 and recognized investment in DayOne amounted to RMB7,537,604 which was the fair value as of the deconsolidation date. The investment in DayOne is subsequently accounted for using equity method.

In December 2025, DayOne signed agreements for the initial tranche of its Series C convertible preferred share financing of approximately US$2.0 billion. As of December 31, 2025, US$1.3 billion proceeds were collected and related new shares were issued to the investors and the remaining part was closed in January 2026. As a result, the Company’s equity interest in DayOne was diluted to 30.1% on December 31, 2025. The Company accounted for the dilution as if it has sold a proportionate share of its investment in DayOne and recognized a gain of RMB1,681,006 in share of results of equity method investees and other comprehensive loss of RMB21,175 as amounts reclassified from accumulated other comprehensive loss.

(ii)	On July 23, 2025, the Company sold 100% of its equity interest in Kunshan 2-3 Project Companies to China Southern GDS Data Center Closed-End Infrastructure Securities Investment Fund (“C-REIT”) with total consideration of RMB2,252,324, which was fully received in 2025. In the same month, C-REIT completed its initial public fund raising, in which the Company subscribed 20% share of C-REIT with consideration of RMB480,000. As a result, the Company deconsolidated the Kunshan 2-3 Project Companies and recognized investment in C-REIT amounted to RMB480,000 which was the fair value as of the deconsolidation date. Gain on deconsolidation of subsidiaries of RMB1,256,926 was recognized in 2025. The investment in C-REIT is subsequently accounted for using equity method.
(iii)	On March 26, 2025, the Company sold 100% of its equity interest in Beijing 20-23 Project Companies to CITIC Securities - GDS 2025 Phase 1 Data Center Holding-Type Real Estate Asset-Backed Special Plan (“ABS”) with an estimated total equity consideration of RMB1,834,615, the payments of which depend on satisfaction of certain milestone conditions. The Company received equity consideration of RMB897,050 in 2025. The Company concurrently subscribed 30% share of ABS with total subscription price of RMB482,760, the payments of which also depend on satisfaction of the same milestone conditions as that of the total equity consideration payment. The Company paid subscription price of RMB313,794 in 2025. The amount of consideration expected to be received, offset by the subscription price expected to be paid to the ABS was measured at fair value of RMB1,190,782 as of March 26, 2025. As a result, the Company deconsolidated Beijing 20-23 Project Companies and recognized investment in ABS amounted to RMB401,124 which was the fair value as of the deconsolidation date. Gain on deconsolidation of subsidiaries of RMB1,107,178 was recognized in 2025. The investment in ABS is subsequently accounted for using equity method.

The financial information of DayOne is summarized below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2024	2025

Current assets	10,490,288	15,586,968
Non-current assets	18,276,507	40,798,494
Current liabilities	6,741,094	8,946,580
Non-current liabilities	6,497,228	22,448,125
Redeemable preferred shares	13,239,989	22,338,595
Non-controlling interests	311,167	411,670

As DayOne was deconsolidated on December 31, 2024, the Company’s share of its profit or loss under equity method in 2024 is immaterial. The Company recognized share of DayOne’s loss under equity method (excluding the dilution gain) in 2025 of RMB32,823, including a loss of RMB963,796 in profit or loss, a gain of RMB64,699 in other comprehensive income related to foreign currency translation adjustments, net of nil income tax and a gain of RMB866,274 in additional paid-in capital related to share award plan of DayOne.

	As of December 31,
	2024	2025

Carrying value of investment in DayOne	7,537,604	9,164,612
Proportionate share of DayOne’s net assets	5,525,585	7,400,695
Basis difference	2,012,019	1,763,917

Basis difference assigned to:
Tangible and intangible assets	99,153	49,391
Goodwill	1,934,680	1,725,345
Deferred tax liabilities	(21,814)	(10,819)
	2,012,019	1,763,917